S000003467 [Member] Average Annual Total Returns		12 Months Ended	55 Months Ended	60 Months Ended	120 Months Ended	447 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.25%		0.80%	1.93%
Bloomberg 5-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	5.03%		1.05%	2.34%
Sit Tax-Free Income Fund - Class S
Prospectus [Line Items]
Average Annual Return, Percent		4.38%		0.76%	2.36%
Performance Inception Date						Sep. 29, 1988
Sit Tax-Free Income Fund - Class S | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.38%		0.76%	2.36%
Performance Inception Date						Sep. 29, 1988
Sit Tax-Free Income Fund - Class S | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.12%		1.32%	2.57%
Performance Inception Date						Sep. 29, 1988
Sit Tax-Free Income Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent		4.63%
Performance Inception Date			Jun. 01, 2021

[1]	A broad-based securities market index that represents the overall domestic debt markets.
[2]	A more narrowly-based index that reflects the market sectors in which the Fund invests.